Short-term Borrowings - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Borrowings [Abstract]
Covenant compliance	As at December 31, 2014, the Company was in compliance with all of its covenants contained in its credit facilities.
Interest on short-term borrowings	$ 13,340	$ 14,045	$ 13,141
Weighted average interest rate (including the margin)	2.99%	3.72%	3.24%
Available undrawn amount under short-term agreements	722,747
Loan commitment fees	$ 453